Amounts Receivable and Other Assets	12 Months Ended
Mar. 31, 2024
Amounts Receivable and Other Assets
Amounts Receivable and Other Assets
6.	AMOUNTS RECEIVABLE AND OTHER ASSETS

	March 31, 2024	March 31, 2023
	($)	($)
Sales tax refundable	158,223	199,184
Prepaid	57,901	19,167
	216,124	218,351